Operating Leases (Details) - Schedule of total operating lease liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of total operating lease liabilities [Abstract]
Non-current portion of operating lease liabilities – related party	$ 247,961
Current portion of operating lease liabilities – related party	58,089
Total operating lease liabilities	$ 306,050